Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
*	RBC Bearings Inc.	21,132	5,008
	Commercial Metals Co.	87,041	4,284
	Hecla Mining Co.	478,523	2,608
	Mueller Industries Inc.	30,957	2,129
*	Arconic Corp.	88,701	2,114
	Boise Cascade Co.	27,003	1,999
	Stepan Co.	16,605	1,853
	Carpenter Technology Corp.	41,297	1,696
	Minerals Technologies Inc.	28,063	1,692
	Worthington Industries Inc.	27,180	1,542
	Tronox Holdings plc Class A	101,663	1,437
*	Perimeter Solutions SA	105,977	1,149
	Mativ Holdings Inc.	44,175	918
*	Resolute Forest Products Inc.	39,925	842
*	Coeur Mining Inc.	239,293	838
	Quaker Chemical Corp.	3,944	776
*	TimkenSteel Corp.	39,808	744
	Avient Corp.	20,778	719
*	US Silica Holdings Inc.	54,046	707
	Schnitzer Steel Industries Inc. Class A	20,287	696
	AdvanSix Inc.	15,863	653
*	Constellium SE Class A	51,415	640
*	Piedmont Lithium Inc.	10,772	621
*	Ecovyst Inc.	66,224	615
*	Clearwater Paper Corp.	14,572	569
	Haynes International Inc.	10,680	534
	UFP Industries Inc.	6,490	531
	Koppers Holdings Inc.	17,432	519
	Ryerson Holding Corp.	15,706	463
*	Rayonier Advanced Materials Inc.	53,448	414
	Innospec Inc.	3,246	360
*	Intrepid Potash Inc.	9,570	345
	Olympic Steel Inc.	8,334	292
	Hawkins Inc.	6,626	276
*	Northwest Pipe Co.	6,900	259
*,1	Amyris Inc.	149,247	258
	Tredegar Corp.	23,577	244
*	Alto Ingredients Inc.	61,785	216
	FutureFuel Corp.	22,312	197
*	Origin Materials Inc.	34,857	194
*	Energy Fuels Inc.	23,700	165
	Sensient Technologies Corp.	1,959	146

		Shares	Market Value ($000)
	Glatfelter Corp.	38,417	133
*	Unifi Inc.	12,185	107
	Sylvamo Corp.	1,873	101
	Materion Corp.	1,066	86
*	Polymet Mining Corp.	25,817	77
	American Vanguard Corp.	3,190	73
*	Ivanhoe Electric Inc.	6,360	67
*	Novagold Resources Inc.	10,775	62
	Valhi Inc.	2,019	45
*	Ur-Energy Inc.	17,441	23
*	Hycroft Mining Holding Corp.	20,841	15
			43,051
Consumer Discretionary (13.2%)
*	Light & Wonder Inc.	82,134	5,320
	TEGNA Inc.	192,603	3,802
	Academy Sports & Outdoors Inc.	71,792	3,624
*	Adient plc	82,382	3,208
	Foot Locker Inc.	70,517	2,807
*	Goodyear Tire & Rubber Co.	242,222	2,718
*	National Vision Holdings Inc.	64,006	2,590
	Signet Jewelers Ltd.	39,627	2,576
	Group 1 Automotive Inc.	13,206	2,553
*	Asbury Automotive Group Inc.	13,573	2,547
*	Meritage Homes Corp.	29,378	2,539
*	Topgolf Callaway Brands Corp.	121,042	2,536
*	Taylor Morrison Home Corp. Class A	83,256	2,530
	American Eagle Outfitters Inc.	133,554	2,113
	Graham Holdings Co. Class B	3,210	2,066
	Spirit Airlines Inc.	94,339	2,048
	Dana Inc.	113,531	1,999
	Rush Enterprises Inc. Class A	37,844	1,950
*	ODP Corp.	36,740	1,768
	KB Home	55,743	1,750
*	frontdoor Inc.	71,499	1,671
*	LGI Homes Inc.	16,668	1,656
	International Game Technology plc	66,263	1,626
*	Adtalem Global Education Inc.	38,750	1,612
	Strategic Education Inc.	19,645	1,607
*	Urban Outfitters Inc.	55,540	1,607
	Winnebago Industries Inc.	26,988	1,581
*	Tri Pointe Homes Inc.	80,084	1,477
*	Sabre Corp.	225,719	1,379
*	KAR Auction Services Inc.	99,790	1,371
*	Vista Outdoor Inc.	48,387	1,353
	MillerKnoll Inc.	66,014	1,346
	Monro Inc.	27,722	1,261
*	Knowles Corp.	78,840	1,230
	Laureate Education Inc. Class A	116,027	1,216
	MDC Holdings Inc.	36,746	1,192
	Jack in the Box Inc.	15,902	1,150
	Century Communities Inc.	23,094	1,112
*	Madison Square Garden Entertainment Corp.	22,592	1,087
	Red Rock Resorts Inc. Class A	23,951	1,079
	Scholastic Corp.	25,898	1,065
*	Abercrombie & Fitch Co. Class A	43,153	1,035
*	SeaWorld Entertainment Inc.	17,886	1,021
	La-Z-Boy Inc.	37,380	1,018
*	Clean Energy Fuels Corp.	147,456	997

		Shares	Market Value ($000)
*	Overstock.com Inc.	37,255	992
*	American Axle & Manufacturing Holdings Inc.	91,916	957
	Acushnet Holdings Corp.	20,782	945
*	M/I Homes Inc.	20,221	914
	Sonic Automotive Inc. Class A	17,121	910
*	Central Garden & Pet Co. Class A	23,089	902
*	Perdoceo Education Corp.	57,880	831
*	iHeartMedia Inc. Class A	103,182	830
	Matthews International Corp. Class A	25,568	809
*	G-III Apparel Group Ltd.	37,350	808
*	SkyWest Inc.	42,784	789
*,1	Bally's Corp.	31,103	778
*	EW Scripps Co. Class A	50,378	755
*	Cars.com Inc.	49,764	735
*	Lions Gate Entertainment Corp. Class B	100,647	717
*	PROG Holdings Inc.	36,038	710
*	Qurate Retail Inc. Series A	300,893	707
*	Poshmark Inc. Class A	39,650	707
	Krispy Kreme Inc.	45,223	697
	Standard Motor Products Inc.	17,269	663
	Papa John's International Inc.	7,845	653
*	Allegiant Travel Co.	7,812	645
*	Hawaiian Holdings Inc.	44,977	625
*	BJ's Restaurants Inc.	19,420	623
*	GoPro Inc. Class A	110,604	606
*	QuinStreet Inc.	41,827	595
	Steelcase Inc. Class A	74,585	591
*	Genesco Inc.	11,218	586
	Winmark Corp.	2,426	582
	PriceSmart Inc.	7,986	567
*	Everi Holdings Inc.	33,755	564
*	MarineMax Inc.	16,765	554
*	TravelCenters of America Inc.	10,820	553
	Ethan Allen Interiors Inc.	19,388	552
	A-Mark Precious Metals Inc.	15,481	534
*	PowerSchool Holdings Inc. Class A	25,466	520
*	Viad Corp.	17,520	519
*	AMC Networks Inc. Class A	26,026	519
*	Chuy's Holdings Inc.	16,228	514
*	2U Inc.	64,038	514
*	Boston Omaha Corp. Class A	17,820	511
*,1	Bowlero Corp.	34,794	486
	Big Lots Inc.	24,431	476
	Bloomin' Brands Inc.	20,647	465
*	Life Time Group Holdings Inc.	36,201	464
	Gray Television Inc.	39,390	461
*	Stoneridge Inc.	19,319	458
	Haverty Furniture Cos. Inc.	14,360	453
*	Stagwell Inc.	60,641	452
	Oxford Industries Inc.	3,992	451
*	ACV Auctions Inc. Class A	50,718	448
	Smith & Wesson Brands Inc.	36,336	428
	Movado Group Inc.	13,239	426
*	Green Brick Partners Inc.	17,067	413
	Shoe Carnival Inc.	15,146	400
*	Lions Gate Entertainment Corp. Class A	50,110	383
*	ContextLogic Inc. Class A	520,876	382
*	America's Car-Mart Inc.	5,161	375

		Shares	Market Value ($000)
*	Sportsman's Warehouse Holdings Inc.	37,351	367
*	Clear Channel Outdoor Holdings Inc.	314,446	355
*	Beazer Homes USA Inc.	25,802	352
	Ermenegildo Zegna NV	31,495	346
*	Instructure Holdings Inc.	13,244	333
	Marcus Corp.	20,265	329
	Aaron's Co. Inc.	26,119	318
*	Thryv Holdings Inc.	16,436	315
*	Zumiez Inc.	13,437	312
*	Gannett Co. Inc.	124,192	310
*	Sleep Number Corp.	10,120	296
*	OneWater Marine Inc. Class A	8,843	289
*	Daily Journal Corp.	1,042	287
*	Imax Corp.	15,880	268
*	Cinemark Holdings Inc.	19,562	266
*	Corsair Gaming Inc.	15,285	258
	Johnson Outdoors Inc. Class A	4,504	255
	Rush Enterprises Inc. Class B	4,527	240
*	Lindblad Expeditions Holdings Inc.	26,304	239
*	Lordstown Motors Corp. Class A	142,129	236
*	Xponential Fitness Inc. Class A	10,479	232
[1]	Big 5 Sporting Goods Corp.	18,539	230
*	Universal Electronics Inc.	10,266	225
*	Purple Innovation Inc. Class A	43,503	220
	Kimball International Inc. Class B	30,637	219
*	Integral Ad Science Holding Corp.	21,865	218
	Designer Brands Inc. Class A	13,514	207
*	American Public Education Inc.	16,041	206
*	Eastman Kodak Co.	48,418	205
*	Quotient Technology Inc.	69,363	205
*	Citi Trends Inc.	6,710	203
*	Fossil Group Inc.	40,570	194
*	1-800-Flowers.com Inc. Class A	22,772	193
*	WW International Inc.	45,874	189
*	Central Garden & Pet Co.	4,592	188
	Bluegreen Vacations Holding Class A	8,721	188
	El Pollo Loco Holdings Inc.	17,017	185
	Tilly's Inc. Class A	19,398	184
*	Motorcar Parts of America Inc.	16,141	182
	Alta Equipment Group Inc.	14,726	177
*	Allbirds Inc. Class A	61,354	177
*	Tupperware Brands Corp.	38,121	176
*	Liquidity Services Inc.	10,493	175
*	Denny's Corp.	13,787	173
*	Wheels Up Experience Inc.	134,690	172
*	Chico's FAS Inc.	28,833	169
*	BARK Inc.	101,237	168
*	LL Flooring Holdings Inc.	24,584	167
*	Stitch Fix Inc. Class A	41,379	167
	Cato Corp. Class A	15,476	161
*	AMMO Inc.	75,365	161
	Rocky Brands Inc.	5,645	160
*	Destination XL Group Inc.	23,910	159
*	Full House Resorts Inc.	20,341	156
	Weber Inc. Class A	22,870	156
	Hibbett Inc.	2,285	152
*	Vacasa Inc.	96,295	151
*	iRobot Corp.	2,869	149

		Shares	Market Value ($000)
*	Lands' End Inc.	12,792	148
*	Playstudios Inc.	33,746	141
*	Children's Place Inc.	3,897	138
*	Container Store Group Inc.	28,525	135
*	Outbrain Inc.	33,906	132
*	Legacy Housing Corp.	7,448	130
*	Tile Shop Holdings Inc.	30,779	129
*	Brinker International Inc.	3,814	128
	Weyco Group Inc.	4,984	128
*	Figs Inc. Class A	16,073	126
*	Snap One Holdings Corp.	15,226	123
*	Cardlytics Inc.	27,083	122
	Dine Brands Global Inc.	1,580	118
*	Cumulus Media Inc. Class A	15,612	114
*	Conn's Inc.	10,992	109
	John Wiley & Sons Inc. Class A	2,209	105
	Interface Inc. Class A	9,370	101
	Superior Group of Cos. Inc.	9,913	99
*	Cenntro Electric Group Ltd.	155,661	97
	Lifetime Brands Inc.	11,173	94
*	RealReal Inc.	60,122	90
*	Biglari Holdings Inc. Class B	615	88
*	Traeger Inc.	27,038	87
*	First Watch Restaurant Group Inc.	5,567	87
	Buckle Inc.	1,902	84
	Sturm Ruger & Co. Inc.	1,509	83
*	Solo Brands Inc. Class A	18,577	81
	Build-A-Bear Workshop Inc.	3,289	78
	Entravision Communications Corp. Class A	13,829	77
*	Express Inc.	54,316	77
*	Sally Beauty Holdings Inc.	6,470	76
	Global Industrial Co.	3,011	74
*	Inspired Entertainment Inc.	5,939	73
*	Selectquote Inc.	113,026	68
*	RumbleON Inc. Class B	8,756	67
*	Bed Bath & Beyond Inc.	18,836	64
*	Urban One Inc.	12,634	56
*	Aterian Inc.	51,435	56
*	ThredUP Inc. Class A	42,184	53
	RCI Hospitality Holdings Inc.	572	52
*	Duluth Holdings Inc. Class B	5,844	51
	NL Industries Inc.	6,937	47
	JOANN Inc.	9,312	47
*	Landsea Homes Corp.	7,798	43
*	Party City Holdco Inc.	59,313	42
	Franchise Group Inc.	1,555	40
	European Wax Center Inc. Class A	2,692	39
*,1	Bird Global Inc.	144,955	33
	Clarus Corp.	3,897	32
*	Inspirato Inc.	17,453	32
*	Century Casinos Inc.	4,089	31
*	Audacy Inc. Class A	99,193	28
*,1	Vuzix Corp.	6,425	27
*	Turtle Beach Corp.	2,587	25
	CompX International Inc.	1,220	24
*	Urban One Inc. (XNCM)	4,767	24
*	Torrid Holdings Inc.	5,060	21
*	Rover Group Inc. Class A	3,542	17

		Shares	Market Value ($000)
*	aka Brands Holding Corp.	8,324	15
*	Faraday Future Intelligent Electric Inc.	38,862	12
*	Reservoir Media Inc.	1,549	10
			138,795
Consumer Staples (2.6%)
*	Hostess Brands Inc. Class A	117,471	3,101
*	United Natural Foods Inc.	46,680	2,226
*	TreeHouse Foods Inc.	44,060	2,178
	Primo Water Corp.	135,885	2,127
	Edgewell Personal Care Co.	44,487	1,922
	Ingles Markets Inc. Class A	12,326	1,246
	Weis Markets Inc.	14,265	1,244
*	Hain Celestial Group Inc.	65,739	1,232
	Universal Corp.	20,930	1,191
	Vector Group Ltd.	105,857	1,175
	Andersons Inc.	27,836	1,072
	Nu Skin Enterprises Inc. Class A	25,526	1,065
	SpartanNash Co.	30,901	1,015
	B&G Foods Inc.	61,297	814
	Fresh Del Monte Produce Inc.	26,174	724
	Lancaster Colony Corp.	2,603	539
*	Herbalife Nutrition Ltd.	28,288	496
*	Mission Produce Inc.	31,158	495
	ACCO Brands Corp.	79,030	440
*	GrowGeneration Corp.	50,660	344
*	Chefs' Warehouse Inc.	8,560	333
*	Seneca Foods Corp. Class A	4,671	300
	John B Sanfilippo & Son Inc.	2,975	252
*	Benson Hill Inc.	74,138	231
*	Lifecore Biomedical Inc.	22,704	193
	Alico Inc.	5,447	168
	Village Super Market Inc. Class A	7,388	167
*	Honest Co. Inc.	55,013	158
	Cal-Maine Foods Inc.	2,601	152
*	Whole Earth Brands Inc.	34,763	150
*	Sovos Brands Inc.	9,961	143
	Utz Brands Inc.	7,383	141
*	HF Foods Group Inc.	30,921	137
*	Rite Aid Corp.	24,889	126
*	Nature's Sunshine Products Inc.	11,648	104
*	Beauty Health Co.	9,352	101
*,1	PLBY Group Inc.	26,325	95
	Tootsie Roll Industries Inc.	1,993	90
*	Vintage Wine Estates Inc.	23,842	79
	PetMed Express Inc.	3,132	62
*,1	AppHarvest Inc.	64,197	58
*	SunOpta Inc.	5,567	52
*	Boxed Inc.	48,860	18
	Natural Grocers by Vitamin Cottage Inc.	979	10
*,1	Tattooed Chef Inc.	2,059	3
			27,969
Energy (5.5%)
	Helmerich & Payne Inc.	88,904	4,541
	Civitas Resources Inc.	63,853	4,301
	Murphy Oil Corp.	71,882	3,393
*	Peabody Energy Corp.	101,769	3,251
	California Resources Corp.	65,728	2,983

		Shares	Market Value ($000)
*	CNX Resources Corp.	153,499	2,666
	PBF Energy Inc. Class A	64,722	2,574
	Arcosa Inc.	42,001	2,566
	Equitrans Midstream Corp.	270,520	2,270
	Chord Energy Corp.	14,628	2,231
*	Golar LNG Ltd.	82,553	2,070
*	Noble Corp. plc	52,366	1,944
*	Green Plains Inc.	45,932	1,587
	Permian resources Corp. Class A	154,855	1,573
	World Fuel Services Corp.	53,088	1,510
	Warrior Met Coal Inc.	39,773	1,464
*	NOW Inc.	95,777	1,195
*	Expro Group Holdings NV	67,471	1,172
*	Tidewater Inc.	36,975	1,124
	Patterson-UTI Energy Inc.	59,525	1,068
	Archrock Inc.	116,010	1,010
*	ProPetro Holding Corp.	76,100	836
*	Diamond Offshore Drilling Inc.	86,587	829
*	Helix Energy Solutions Group Inc.	124,330	793
*	Dril-Quip Inc.	29,268	689
	SunCoke Energy Inc.	71,930	609
*	Bristow Group Inc.	20,027	521
	Berry Corp.	55,680	502
	Select Energy Services Inc. Class A	61,275	502
[1]	Kinetik Holdings Inc. Class A	13,745	468
*	Borr Drilling Ltd.	90,985	425
*	REX American Resources Corp.	13,584	401
*	Gevo Inc.	169,171	369
*	Oil States International Inc.	53,417	361
*	Centrus Energy Corp. Class A	9,118	346
*,1	EVgo Inc.	51,338	329
	Northern Oil and Gas Inc.	8,722	317
*	FuelCell Energy Inc.	90,951	315
*	Newpark Resources Inc.	75,382	302
*	Callon Petroleum Co.	7,153	300
*	Solid Power Inc.	68,262	251
*	DMC Global Inc.	11,865	218
*	National Energy Services Reunited Corp.	32,424	207
*	Nabors Industries Ltd. (XNYS)	1,151	182
*	ProFrac Holding Corp. Class A	7,517	177
	NACCO Industries Inc. Class A	3,523	159
*	Aemetis Inc.	25,536	141
*	Oceaneering International Inc.	8,899	135
	CONSOL Energy Inc.	1,688	131
*,1	Ring Energy Inc.	43,567	118
	Riley Exploration Permian Inc.	3,262	106
*	W&T Offshore Inc.	13,688	94
*	Stem Inc.	6,527	85
*	Amplify Energy Corp.	6,852	57
*	Volta Inc.	103,235	51
*	NextDecade Corp.	4,360	24
*	ESS Tech Inc.	6,854	22
			57,865
Financials (28.7%)
	SouthState Corp.	64,842	5,696
	Selective Insurance Group Inc.	51,595	4,959
	Glacier Bancorp Inc.	83,716	4,847
	Old National Bancorp	253,326	4,841

		Shares	Market Value ($000)
	United Bankshares Inc.	112,725	4,835
	Valley National Bancorp	373,815	4,733
	Cadence Bank	147,726	4,260
	Home BancShares Inc.	163,992	4,174
	Hancock Whitney Corp.	74,372	4,079
	Blackstone Mortgage Trust Inc. Class A	147,033	3,716
	Essent Group Ltd.	91,098	3,652
	Independent Bank Corp. (XNGS)	39,532	3,578
	United Community Banks Inc.	91,700	3,574
	First Interstate BancSystem Inc. Class A	78,874	3,440
	CVB Financial Corp.	116,704	3,347
	UMB Financial Corp.	38,106	3,259
	Associated Banc-Corp.	129,076	3,175
	Ameris Bancorp	57,187	3,024
	Community Bank System Inc.	46,105	3,003
	Pacific Premier Bancorp Inc.	80,802	2,986
	Cathay General Bancorp	62,093	2,885
*	Mr Cooper Group Inc.	60,897	2,750
	Radian Group Inc.	140,061	2,741
	WSFS Financial Corp.	55,498	2,692
	Fulton Financial Corp.	140,265	2,608
*	Texas Capital Bancshares Inc.	43,291	2,597
	American Equity Investment Life Holding Co.	62,716	2,541
	BankUnited Inc.	67,172	2,467
	Jackson Financial Inc. Class A	66,016	2,466
	Simmons First National Corp. Class A	105,895	2,458
	International Bancshares Corp.	46,402	2,444
	Columbia Banking System Inc.	68,272	2,325
	CNO Financial Group Inc.	98,674	2,317
	Atlantic Union Bankshares Corp.	64,557	2,303
	First BanCorp (XNYS)	148,184	2,279
	First Merchants Corp.	49,376	2,183
*	Genworth Financial Inc. Class A	433,259	2,179
	First Financial Bancorp	80,341	2,123
*	Enstar Group Ltd.	9,737	2,123
	Arbor Realty Trust Inc.	142,490	2,120
	Piper Sandler Cos.	14,752	2,119
	Eastern Bankshares Inc.	107,080	2,100
	Banner Corp.	29,466	2,081
	WesBanco Inc.	50,370	2,037
	Independent Bank Group Inc.	30,873	2,036
	Washington Federal Inc.	56,124	1,980
	Trustmark Corp.	53,069	1,941
	Renasant Corp.	47,226	1,925
	Towne Bank	58,362	1,885
	Park National Corp.	12,379	1,873
	Seacoast Banking Corp. of Florida	52,354	1,800
*	Axos Financial Inc.	44,800	1,797
	Heartland Financial USA Inc.	35,440	1,729
	NBT Bancorp Inc.	36,170	1,670
	Northwest Bancshares Inc.	104,806	1,602
	Navient Corp.	96,404	1,597
	Enterprise Financial Services Corp.	30,442	1,593
	FirstCash Holdings Inc.	16,700	1,567
	Apollo Commercial Real Estate Finance Inc.	121,051	1,496
	First Bancorp (XNGS)	30,658	1,491
	TriCo Bancshares	26,953	1,469
*	NMI Holdings Inc. Class A	67,176	1,446

		Shares	Market Value ($000)
	PennyMac Financial Services Inc.	24,113	1,439
*	Cannae Holdings Inc.	61,603	1,427
	Bank of NT Butterfield & Son Ltd.	40,616	1,413
	Provident Financial Services Inc.	62,687	1,412
	Chimera Investment Corp.	205,049	1,405
[1]	Claros Mortgage Trust Inc.	79,567	1,375
*	StoneX Group Inc.	13,525	1,372
	Horace Mann Educators Corp.	35,528	1,371
	Hope Bancorp Inc.	100,289	1,366
	FB Financial Corp.	31,217	1,336
	Stellar Bancorp Inc.	39,329	1,330
	Sandy Spring Bancorp Inc.	37,769	1,315
	City Holding Co.	12,733	1,298
	Eagle Bancorp Inc.	27,463	1,295
	Hilltop Holdings Inc.	43,253	1,289
	S&T Bancorp Inc.	33,812	1,265
	Veritex Holdings Inc.	38,670	1,263
	Nelnet Inc. Class A	12,633	1,245
	Two Harbors Investment Corp.	74,752	1,226
	Moelis & Co. Class A	27,745	1,199
	BGC Partners Inc. Class A	277,868	1,198
	First Commonwealth Financial Corp.	80,790	1,189
	Berkshire Hills Bancorp Inc.	38,027	1,186
	OceanFirst Financial Corp.	50,293	1,175
	OFG Bancorp	40,536	1,174
	First Busey Corp.	44,677	1,165
*	PRA Group Inc.	33,086	1,138
	Safety Insurance Group Inc.	12,289	1,127
	Employers Holdings Inc.	23,502	1,092
*	Enova International Inc.	26,911	1,086
	National Bank Holdings Corp. Class A	23,322	1,085
	Ladder Capital Corp. Class A	97,499	1,082
	Virtus Investment Partners Inc.	5,515	1,070
	Compass Diversified Holdings	54,044	1,057
	Franklin BSP Realty Trust Inc. REIT	72,154	1,053
	Westamerica BanCorp	16,906	1,044
*	Encore Capital Group Inc.	20,450	1,031
	Federal Agricultural Mortgage Corp. Class C	8,174	1,029
	Stewart Information Services Corp.	23,054	1,020
	Dime Community Bancshares Inc.	28,316	1,010
	Tompkins Financial Corp.	12,051	1,007
	Lakeland Bancorp Inc.	53,839	1,006
	MFA Financial Inc. REIT	88,306	987
	Heritage Financial Corp.	29,938	985
	AMERISAFE Inc.	16,404	974
	PennyMac Mortgage Investment Trust	62,884	960
	German American Bancorp Inc.	23,971	956
	Southside Bancshares Inc.	26,296	956
	Capitol Federal Financial Inc.	111,805	936
	ProAssurance Corp.	46,325	926
	New York Mortgage Trust Inc.	328,111	922
	Brookline Bancorp Inc.	64,521	918
	Premier Financial Corp.	30,685	895
*	MoneyGram International Inc.	81,428	889
	Cowen Inc. Class A	22,734	879
	Preferred Bank	11,432	864
*	LendingClub Corp.	83,498	861
	Ready Capital Corp.	63,397	850

		Shares	Market Value ($000)
	ConnectOne Bancorp Inc.	32,220	845
*	Customers Bancorp Inc.	26,183	845
	Mercury General Corp.	23,108	838
*,1	Lemonade Inc.	41,024	814
	KKR Real Estate Finance Trust Inc.	48,977	811
	Redwood Trust Inc.	101,914	805
	1st Source Corp.	13,863	792
	Origin Bancorp Inc.	19,281	789
	Pathward Financial Inc.	17,858	777
*	Nicolet Bankshares Inc.	9,380	776
	Banc of California Inc.	45,309	769
	James River Group Holdings Ltd.	31,510	757
*	Triumph Bancorp Inc.	12,609	754
	Walker & Dunlop Inc.	8,369	747
	Argo Group International Holdings Ltd.	27,185	739
	Washington Trust Bancorp Inc.	14,830	738
	Peoples Bancorp Inc.	24,232	727
	QCR Holdings Inc.	13,760	724
	Heritage Commerce Corp.	50,503	718
	Univest Financial Corp.	25,092	708
	Amerant Bancorp Inc.	23,882	704
	Hanmi Financial Corp.	25,981	703
	BancFirst Corp.	6,726	686
	Ellington Financial Inc.	48,834	666
	Community Trust Bancorp Inc.	13,491	646
	Old Second Bancorp Inc.	37,016	646
	Enact Holdings Inc.	25,796	640
*	Ambac Financial Group Inc.	38,563	627
	TrustCo Bank Corp. NY	16,046	623
	Artisan Partners Asset Management Inc. Class A	17,801	618
	First Foundation Inc.	43,970	616
	Peapack-Gladstone Financial Corp.	14,881	613
*,1	Marathon Digital Holdings Inc.	96,450	610
	ARMOUR Residential REIT Inc.	101,085	594
	Northfield Bancorp Inc.	37,065	591
	CBL & Associates Properties Inc.	19,120	583
*	Bancorp Inc.	19,396	581
	First Bancorp Inc. (XNMS)	16,855	576
	Brightspire Capital Inc. Class A	80,252	573
	Horizon Bancorp Inc.	34,622	563
	United Fire Group Inc.	18,350	561
	HarborOne Bancorp Inc.	38,292	560
	First Mid Bancshares Inc.	15,972	553
*	CrossFirst Bankshares Inc.	39,835	553
	Camden National Corp.	12,551	549
*,1	Riot Blockchain Inc.	116,175	540
	Cambridge Bancorp	5,964	530
*	Metropolitan Bank Holding Corp.	8,250	524
*	MBIA Inc.	41,127	523
	Bank First Corp.	5,491	522
	First Community Bankshares Inc.	13,927	515
	Great Southern Bancorp Inc.	8,175	512
	Flushing Financial Corp.	24,381	509
	Kearny Financial Corp.	51,736	500
	Midland States Bancorp Inc.	18,511	498
	Dynex Capital Inc.	37,574	492
	Central Pacific Financial Corp.	23,149	491
	Equity Bancshares Inc. Class A	13,271	485

		Shares	Market Value ($000)
	Bank of Marin Bancorp	13,429	482
	Byline Bancorp Inc.	21,066	480
*	SiriusPoint Ltd.	72,514	473
	iStar Inc.	58,466	469
	First Financial Corp.	9,745	468
*	Assetmark Financial Holdings Inc.	18,528	461
	Broadmark Realty Capital Inc.	113,333	461
	Mercantile Bank Corp.	13,206	460
	TPG RE Finance Trust Inc.	60,622	449
*	EZCorp. Inc. Class A	43,234	433
	Arrow Financial Corp.	12,189	429
	Business First Bancshares Inc.	18,198	428
*	Columbia Financial Inc.	19,369	428
	Independent Bank Corp.	17,299	425
	MidWestOne Financial Group Inc.	12,148	424
	National Western Life Group Inc. Class A	1,996	421
	HomeStreet Inc.	15,370	420
	Farmers National Banc Corp.	26,968	410
	Capital City Bank Group Inc.	11,618	409
	SmartFinancial Inc.	13,558	406
	Mid Penn Bancorp Inc.	12,303	406
	Banco Latinoamericano de Comercio Exterior SA Class E	23,915	394
	Invesco Mortgage Capital REIT	29,896	393
*	Carter Bankshares Inc.	20,895	387
	Bar Harbor Bankshares	12,698	384
	First of Long Island Corp.	19,379	377
	CNB Financial Corp.	13,852	354
	Southern Missouri Bancorp Inc.	6,727	349
	American National Bankshares Inc.	8,975	346
	Merchants Bancorp	13,499	345
	Hingham Institution for Savings	1,172	344
	Peoples Financial Services Corp.	6,022	343
	Republic Bancorp Inc. Class A	7,711	340
	Financial Institutions Inc.	13,014	330
	Orchid Island Capital Inc. REIT	30,107	327
	Capstar Financial Holdings Inc.	17,880	320
	Citizens & Northern Corp.	12,985	319
*	Southern First Bancshares Inc.	6,446	319
	Amalgamated Financial Corp.	11,941	318
*	Professional Holding Corp. Class A	10,309	309
	Shore Bancshares Inc.	15,357	306
	Alerus Financial Corp.	12,915	306
	Civista Bancshares Inc.	13,081	299
*	Blue Foundry Bancorp	22,762	298
	Tiptree Inc.	21,057	292
	Victory Capital Holdings Inc. Class A	10,033	291
*	Oscar Health Inc. Class A	101,182	291
	John Marshall Bancorp Inc.	10,021	290
	Oppenheimer Holdings Inc. Class A	6,936	289
	Granite Point Mortgage Trust Inc.	44,879	288
	Stock Yards Bancorp Inc.	3,875	287
	RBB Bancorp	12,649	284
	Enterprise Bancorp Inc.	8,051	282
	ACNB Corp.	7,153	281
	Waterstone Financial Inc.	16,408	275
	Metrocity Bankshares Inc.	12,238	275
	Home Bancorp Inc.	6,332	272
	Summit Financial Group Inc.	9,593	272

		Shares	Market Value ($000)
	West BanCorp. Inc.	11,312	272
	First Bancorp Inc. (XNGS)	8,569	269
	First Business Financial Services Inc.	6,936	266
	South Plains Financial Inc.	8,572	265
*	Bridgewater Bancshares Inc.	13,696	264
	Sierra Bancorp	12,148	263
	Guaranty Bancshares Inc.	7,263	259
	HomeTrust Bancshares Inc.	10,117	259
	Macatawa Bank Corp.	23,173	257
	AFC Gamma Inc.	13,998	245
	Northeast Bank	5,702	241
	Orrstown Financial Services Inc.	8,954	241
	Primis Financial Corp.	19,177	237
	BCB Bancorp Inc.	12,442	235
	PCSB Financial Corp.	10,744	215
*	First Western Financial Inc.	7,055	214
	Farmers & Merchants Bancorp Inc.	7,380	212
	First Bank	13,779	211
	MVB Financial Corp.	8,811	210
*	Third Coast Bancshares Inc.	10,703	210
	Universal Insurance Holdings Inc.	18,639	205
	Colony Bankcorp Inc.	14,657	201
*	Hippo Holdings Inc.	13,474	201
	First Internet Bancorp	7,696	200
	Donegal Group Inc. Class A	13,357	199
*	FVCBankcorp Inc.	10,087	199
	Red River Bancshares Inc.	3,758	197
	Parke Bancorp Inc.	9,028	196
	Live Oak Bancshares Inc.	5,787	193
	PCB Bancorp	10,386	193
	Capital Bancorp Inc.	7,764	193
	Blue Ridge Bankshares Inc.	14,779	193
	Regional Management Corp.	6,518	192
	BayCom Corp.	10,074	191
	Five Star Bancorp	7,051	190
	Unity Bancorp Inc.	6,315	180
	HBT Financial Inc.	9,167	180
*	Greenlight Capital Re Ltd. Class A	22,008	172
	Luther Burbank Corp.	13,029	155
*	Silvergate Capital Corp. Class A	5,590	153
	Bankwell Financial Group Inc.	5,115	151
	Investors Title Co.	962	148
	Lakeland Financial Corp.	1,734	137
	Nexpoint Real Estate Finance Inc.	6,966	131
*	Oportun Financial Corp.	23,550	130
*	USCB Financial Holdings Inc.	9,136	121
	First Guaranty Bancshares Inc.	4,624	116
	Sculptor Capital Management Inc. Class A	11,500	116
*	Pioneer Bancorp Inc.	9,854	116
*	Republic First Bancorp Inc.	42,612	109
*	NI Holdings Inc.	7,799	105
*	Bakkt Holdings Inc.	54,052	96
*	Sterling Bancorp Inc.	14,486	93
	Provident Bancorp Inc.	12,355	86
	Crawford & Co. Class A	13,344	84
*	Goosehead Insurance Inc. Class A	1,977	80
	Chicago Atlantic Real Estate Finance Inc.	4,664	76
*	World Acceptance Corp.	1,054	75

		Shares	Market Value ($000)
	Angel Oak Mortgage Inc.	10,180	74
*	Consumer Portfolio Services Inc.	8,115	70
*	Velocity Financial LLC	6,607	67
	Associated Capital Group Inc. Class A	1,481	60
*	SWK Holdings Corp.	3,046	59
	Brookfield Business Corp. Class A	2,552	57
*	Trean Insurance Group Inc.	19,213	53
*	eHealth Inc.	14,516	52
*	Root Inc.	6,540	48
*	Finance of America Cos. Inc. Class A	32,749	45
	Brightsphere Investment Group Inc.	2,113	43
	GCM Grosvenor Inc. Class A	4,874	43
*	Doma Holdings Inc.	104,875	41
	Esquire Financial Holdings Inc.	867	39
*	Sunlight Financial Holdings Inc.	20,532	37
*	Rigetti Computing Inc.	27,090	35
*	OppFi Inc.	11,435	28
	Perella Weinberg Partners Class A	2,427	23
*	MarketWise Inc.	11,338	22
	Curo Group Holdings Corp.	4,244	15
	Silvercrest Asset Management Group Inc. Class A	555	11
	Home Point Capital Inc.	6,678	11
	Flagstar Bancorp Inc.	141	5
	Value Line Inc.	44	2
			302,341
Health Care (10.0%)
*	1Life Healthcare Inc.	156,139	2,653
*	Prestige Consumer Healthcare Inc.	43,124	2,650
*	Integer Holdings Corp.	28,690	2,132
*	Pacific Biosciences of California Inc.	196,388	2,111
*	Sage Therapeutics Inc.	44,776	1,838
*	Vir Biotechnology Inc.	62,909	1,775
*	Veracyte Inc.	62,359	1,730
*	Arcus Biosciences Inc.	44,711	1,572
*	Supernus Pharmaceuticals Inc.	42,341	1,555
*	Xencor Inc.	50,048	1,487
*	Agios Pharmaceuticals Inc.	47,338	1,427
*	Myriad Genetics Inc.	69,135	1,401
*	AdaptHealth Corp. Class A	62,717	1,399
*,1	AbCellera Biologics Inc.	103,171	1,328
*	REVOLUTION Medicines Inc.	55,735	1,315
*	NeoGenomics Inc.	109,685	1,230
	Owens & Minor Inc.	56,534	1,165
*	Intellia Therapeutics Inc.	22,366	1,151
*	Celldex Therapeutics Inc.	30,979	1,149
*	Pediatrix Medical Group Inc.	71,829	1,148
*	Relay Therapeutics Inc.	60,338	1,121
*	Avanos Medical Inc.	40,481	1,089
*	Akero Therapeutics Inc.	22,414	1,042
*	Recursion Pharmaceuticals Inc. Class A	106,496	1,001
*	Chinook Therapeutics Inc.	43,647	989
*	Kymera Therapeutics Inc.	32,933	954
*	Krystal Biotech Inc.	12,136	943
*	Amylyx Pharmaceuticals Inc.	24,573	943
*	Addus HomeCare Corp.	8,166	901
*	MannKind Corp.	190,650	892
*	Kura Oncology Inc.	54,891	866
*	DICE Therapeutics Inc.	24,468	852

		Shares	Market Value ($000)
*	Syndax Pharmaceuticals Inc.	34,759	833
*	Iovance Biotherapeutics Inc.	129,668	830
*	Ligand Pharmaceuticals Inc.	11,364	828
*	REGENXBIO Inc.	34,444	823
*	Adaptive Biotechnologies Corp.	90,466	794
*	Verve Therapeutics Inc.	33,082	768
*	Rocket Pharmaceuticals Inc.	39,609	748
*	American Well Corp. Class A	201,787	737
*	Replimune Group Inc.	35,747	732
*	Varex Imaging Corp.	33,176	705
*	Allogene Therapeutics Inc.	71,060	701
*	Crinetics Pharmaceuticals Inc.	38,865	694
*	Cogent Biosciences Inc.	54,751	689
*	Fulgent Genetics Inc.	18,465	670
	National HealthCare Corp.	10,789	665
*	Enanta Pharmaceuticals Inc.	15,063	660
*	BioCryst Pharmaceuticals Inc.	49,083	656
*	Editas Medicine Inc. Class A	61,386	651
*	EQRx Inc.	172,535	649
*	Lyell Immunopharma Inc.	150,060	632
*	AtriCure Inc.	13,718	625
*	4D Molecular Therapeutics Inc.	25,696	621
*	Phreesia Inc.	21,977	611
*	PTC Therapeutics Inc.	14,604	606
*	Invitae Corp.	202,996	603
*	LivaNova plc	10,865	602
*	SpringWorks Therapeutics Inc.	24,099	583
*	ModivCare Inc.	7,497	577
*	BioLife Solutions Inc.	26,892	569
*	Vanda Pharmaceuticals Inc.	49,993	545
*	Ideaya Biosciences Inc.	30,406	544
*	Emergent BioSolutions Inc.	43,894	540
*	NextGen Healthcare Inc.	25,597	532
*	Health Catalyst Inc.	50,689	531
*	OPKO Health Inc.	347,467	521
*	Bluebird Bio Inc.	66,333	517
*	Mersana Therapeutics Inc.	77,361	515
*	Avidity Biosciences Inc.	43,779	510
*	Day One Biopharmaceuticals Inc.	23,762	504
*	Arcellx Inc.	25,293	504
*	Brookdale Senior Living Inc.	159,791	503
*	Bionano Genomics Inc.	249,584	502
*	2seventy bio Inc.	31,956	501
*	Castle Biosciences Inc.	21,073	497
*	Accolade Inc.	55,679	492
*	AnaptysBio Inc.	17,723	490
*	HealthStream Inc.	19,272	489
*	Nurix Therapeutics Inc.	39,414	488
*	ImmunoGen Inc.	93,196	484
*	Multiplan Corp.	324,824	484
*	Merit Medical Systems Inc.	6,699	482
*	Sharecare Inc.	252,487	482
*	Nuvalent Inc. Class A	14,546	478
	Healthcare Services Group Inc.	33,259	464
*	Inovio Pharmaceuticals Inc.	223,731	456
*	ANI Pharmaceuticals Inc.	10,796	453
*	Cara Therapeutics Inc.	38,285	452
	Patterson Cos. Inc.	15,877	452

		Shares	Market Value ($000)
*	Immunovant Inc.	34,365	451
*	Caribou Biosciences Inc.	48,136	448
*	MaxCyte Inc.	74,403	446
*	Adicet Bio Inc.	24,336	442
*	Deciphera Pharmaceuticals Inc.	27,595	439
*	Nektar Therapeutics Class A	155,222	435
*	Erasca Inc.	55,528	419
*	CTI BioPharma Corp.	69,470	418
*	AngioDynamics Inc.	32,171	417
*	Inogen Inc.	18,651	416
*	Anika Therapeutics Inc.	13,159	415
*	iTeos Therapeutics Inc.	20,185	407
*	Design Therapeutics Inc.	28,970	406
*	Twist Bioscience Corp.	14,701	402
*	Sangamo Therapeutics Inc.	108,773	398
*	23andMe Holding Co. Class A	127,494	389
*,1	Nano-X Imaging Ltd.	35,777	381
*	Sana Biotechnology Inc.	76,147	380
*	Computer Programs and Systems Inc.	12,562	372
*	Community Health Systems Inc.	108,098	371
*	Butterfly Network Inc.	113,712	367
*	Sorrento Therapeutics Inc.	277,659	361
*	Kezar Life Sciences Inc.	44,713	349
	Select Medical Holdings Corp.	13,949	343
*	MacroGenics Inc.	53,012	341
*	Quanterix Corp.	25,438	338
*	Imago Biosciences Inc.	9,310	332
*	Sutro Biopharma Inc.	43,769	328
*	Atara Biotherapeutics Inc.	71,682	325
*	Cullinan Oncology Inc.	25,960	323
*	Dyne Therapeutics Inc.	27,226	319
*	Bridgebio Pharma Inc.	33,872	317
*	PMV Pharmaceuticals Inc.	31,617	316
*	SomaLogic Inc.	112,349	315
*	OraSure Technologies Inc.	61,687	311
*	MiMedx Group Inc.	95,415	310
*	C4 Therapeutics Inc.	36,166	310
*	Protagonist Therapeutics Inc.	38,904	308
*	Atea Pharmaceuticals Inc.	65,490	307
*	Cue Health Inc.	94,195	301
*	Orthofix Medical Inc.	16,677	300
*	Tango Therapeutics Inc.	39,467	296
*	LifeStance Health Group Inc.	57,724	294
*	ADMA Biologics Inc.	87,302	292
*	Cytokinetics Inc.	6,756	287
*	Seer Inc. Class A	44,344	286
*	Inari Medical Inc.	3,695	272
*	Bioxcel Therapeutics Inc.	16,162	268
*	Tarsus Pharmaceuticals Inc.	15,966	268
*	Nkarta Inc.	27,816	236
*	SeaSpine Holdings Corp.	30,843	231
*	Edgewise Therapeutics Inc.	25,568	229
	Embecta Corp.	6,776	223
*	Generation Bio Co.	41,050	219
*	Geron Corp. (XNGS)	93,405	217
*	Cardiovascular Systems Inc.	15,365	215
*	Kodiak Sciences Inc.	28,208	208
*	Monte Rosa Therapeutics Inc.	24,256	206

		Shares	Market Value ($000)
*	CareMax Inc.	51,196	203
*	Fulcrum Therapeutics Inc.	29,536	202
*	Cincor Pharma Inc.	17,150	202
*	ALX Oncology Holdings Inc.	18,108	201
*	Janux Therapeutics Inc.	14,520	198
*	Allovir Inc.	26,260	197
*	OmniAb Inc.	55,678	197
*	Kinnate Biopharma Inc.	24,717	196
*	Nuvation Bio Inc.	100,594	192
*	Sight Sciences Inc.	16,496	184
*	Quantum-Si Inc.	77,208	184
*	Century Therapeutics Inc.	17,036	179
*	HilleVax Inc.	8,822	176
*	Bright Health Group Inc.	163,260	161
*	Biohaven Ltd.	10,180	161
*	Zimvie Inc.	17,615	157
*	908 Devices Inc.	14,581	156
*	MeiraGTx Holdings plc	25,130	155
*	Viridian Therapeutics Inc.	6,130	155
*	Reata Pharmaceuticals Inc. Class A	3,867	153
*	Aerovate Therapeutics Inc.	7,772	146
*	Stoke Therapeutics Inc.	18,987	143
*	Surgery Partners Inc.	5,008	142
*	Berkeley Lights Inc.	47,205	139
*	FibroGen Inc.	9,237	133
*	Neogen Corp.	7,422	123
*	Rapt Therapeutics Inc.	6,766	120
*	Hims & Hers Health Inc.	19,309	120
*	Arbutus Biopharma Corp.	48,879	115
*	Morphic Holding Inc.	4,189	115
*	KalVista Pharmaceuticals Inc.	20,696	112
*	Absci Corp.	44,530	111
*	Travere Thrapeutics Inc.	5,273	106
*	PepGen Inc.	6,621	99
*	Vaxart Inc.	83,147	98
*	Invivyd Inc.	43,434	98
*	Singular Genomics Systems Inc.	47,113	96
*	Lexicon Pharmaceuticals Inc.	44,519	95
*	Theseus Pharmaceuticals Inc.	14,342	94
*	Innovage Holding Corp.	14,288	93
*	Tactile Systems Technology Inc.	10,634	91
*	Inotiv Inc.	14,979	90
*	Athira Pharma Inc.	28,709	89
*,1	ImmunityBio Inc.	15,838	87
*	VBI Vaccines Inc.	162,897	85
*	Artivion Inc.	6,105	78
*	Instil Bio Inc.	58,847	78
*	Tyra Biosciences Inc.	11,107	78
*	Alphatec Holdings Inc.	7,419	76
*	NGM Biopharmaceuticals Inc.	13,801	76
*	Kronos Bio Inc.	39,669	75
*	Liquidia Corp.	14,748	74
*	Nautilus Biotechnology Inc.	40,235	73
*	ViewRay Inc.	14,185	68
*	Provention Bio Inc.	7,413	67
*	Praxis Precision Medicines Inc.	28,738	63
*	Icosavax Inc.	18,807	63
*	Tenaya Therapeutics Inc.	23,622	63

		Shares	Market Value ($000)
*	Theravance Biopharma Inc.	5,725	62
*	Pear Therapeutics Inc.	33,544	62
*	Arcturus Therapeutics Holdings Inc.	3,274	60
*	PetIQ Inc. Class A	4,816	57
*	Sema4 Holdings Corp.	133,620	55
*	Chimerix Inc.	23,860	52
*	Keros Therapeutics Inc.	1,040	52
*	Bioventus Inc. Class A	26,734	52
*	Alpine Immune Sciences Inc.	7,290	46
*	Zentalis Pharmaceuticals Inc.	2,049	45
*	IGM Biosciences Inc.	1,935	43
*	Kiniksa Pharmaceuticals Ltd. Class A	2,428	41
*	P3 Health Partners Inc.	8,133	39
*	EyePoint Pharmaceuticals Inc.	11,894	38
*	NanoString Technologies Inc.	4,975	35
*	An2 Therapeutics Inc.	3,304	33
*	Jounce Therapeutics Inc.	36,453	32
*	Relmada Therapeutics Inc.	6,251	29
*	Talaris Therapeutics Inc.	18,957	28
*	Precigen Inc.	14,940	27
*	Aveanna Healthcare Holdings Inc.	37,679	26
*	Point Biopharma Global Inc.	3,828	26
*	Pardes Biosciences Inc.	29,237	26
*	Enochian Biosciences Inc.	16,703	25
*	ATI Physical Therapy Inc.	63,254	25
*	Alpha Teknova Inc.	4,881	23
	Utah Medical Products Inc.	232	21
*	RxSight Inc.	1,474	19
*	Vera Therapeutics Inc. Class A	1,097	18
*	Rallybio Corp.	2,941	17
*	Eiger BioPharmaceuticals Inc.	3,561	16
*	Affimed NV	5,229	11
	Phibro Animal Health Corp. Class A	847	10
*,1	Third Harmonic Bio Inc.	400	8
*	Gelesis Holdings Inc.	12,429	5
*	VistaGen Therapeutics Inc.	27,443	4
*,1	Tricida Inc.	11,665	3
*	Science 37 Holdings Inc.	4,611	3
	Prime Medicine Inc.	132	2
*,2	PDL BioPharma Inc.	270	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			105,860
Industrials (13.6%)
	Triton International Ltd.	53,196	3,589
*	API Group Corp.	178,706	3,435
	Altra Industrial Motion Corp.	56,139	3,291
	GATX Corp.	28,996	3,269
*	Summit Materials Inc. Class A	102,374	3,101
	ABM Industries Inc.	58,087	2,741
*	Alight Inc. Class A	294,187	2,539
*	SPX Technologies Inc.	37,774	2,527
	UniFirst Corp.	12,958	2,511
*	Atlas Air Worldwide Holdings Inc.	24,221	2,441
*	Hub Group Inc. Class A	29,005	2,441
	EnerSys	31,340	2,369
	Encore Wire Corp.	15,956	2,331
	Albany International Corp. Class A	22,160	2,246

		Shares	Market Value ($000)
	EnPro Industries Inc.	18,319	2,176
	Scorpio Tankers Inc.	42,234	2,155
	Matson Inc.	33,345	2,126
	Werner Enterprises Inc.	47,953	2,109
*	Resideo Technologies Inc.	124,822	2,022
*	Itron Inc.	36,448	1,938
	ESCO Technologies Inc.	20,372	1,915
	Kennametal Inc.	71,187	1,881
	Trinity Industries Inc.	60,503	1,853
	International Seaways Inc.	42,513	1,831
	Barnes Group Inc.	42,405	1,806
	Moog Inc. Class A	20,573	1,790
	Bread Financial Holdings Inc.	43,448	1,783
	Maxar Technologies Inc.	63,900	1,546
[1]	Frontline Ltd.	108,004	1,494
	Hillenbrand Inc.	29,784	1,489
*	Gibraltar Industries Inc.	27,604	1,397
	Belden Inc.	17,314	1,393
	Granite Construction Inc.	38,412	1,384
*	AAR Corp.	29,304	1,364
	Terex Corp.	29,492	1,354
*	StoneCo. Ltd. Class A	115,632	1,351
	Greif Inc. Class A	19,158	1,347
*	CoreCivic Inc.	100,990	1,341
	DHT Holdings Inc.	118,870	1,204
	ArcBest Corp.	14,340	1,187
	Otter Tail Corp.	19,764	1,179
*	OSI Systems Inc.	12,499	1,106
	Standex International Corp.	10,326	1,085
	Greenbrier Cos. Inc.	27,693	1,063
*	Kratos Defense & Security Solutions Inc.	109,785	1,045
	Textainer Group Holdings Ltd.	33,487	1,021
	TriMas Corp.	36,228	991
*	Cross Country Healthcare Inc.	27,510	984
	SFL Corp. Ltd.	99,337	972
	Patrick Industries Inc.	16,882	944
[1]	Flex LNG Ltd.	24,768	932
	Primoris Services Corp.	43,099	920
*	Hillman Solutions Corp.	115,630	920
*	Modine Manufacturing Co.	42,738	905
	Golden Ocean Group Ltd.	106,680	900
*	Air Transport Services Group Inc.	31,814	892
	AZZ Inc.	21,109	879
*	Aerojet Rocketdyne Holdings Inc.	16,885	878
	Astec Industries Inc.	19,646	869
*	Donnelley Financial Solutions Inc.	20,648	788
	Columbus McKinnon Corp.	24,133	778
*	Beacon Roofing Supply Inc.	13,171	769
*	Titan Machinery Inc.	17,365	765
*	Green Dot Corp. Class A	36,882	752
*	Mirion Technologies Inc.	117,745	751
	Trinseo plc	29,934	738
*	American Woodmark Corp.	13,387	726
	Deluxe Corp.	37,199	719
	Griffon Corp.	19,415	686
	Heartland Express Inc.	40,559	679
	Quanex Building Products Corp.	28,468	677
*	Repay Holdings Corp. Class A	75,497	669

		Shares	Market Value ($000)
*	Teekay Tankers Ltd. Class A	19,673	664
*	Triumph Group Inc.	55,060	630
*	First Advantage Corp.	46,581	620
	Nordic American Tankers Ltd.	170,001	615
*	TrueBlue Inc.	27,693	598
*	Conduent Inc.	147,898	597
	Eagle Bulk Shipping Inc.	11,550	594
*	Thermon Group Holdings Inc.	28,401	577
*	Proterra Inc.	102,732	569
*	Vivint Smart Home Inc.	60,635	563
*	Huron Consulting Group Inc.	7,221	562
	Tennant Co.	8,836	561
*	Virgin Galactic Holdings Inc.	106,323	541
*	BlueLinx Holdings Inc.	7,708	535
	Resources Connection Inc.	27,616	533
*	Proto Labs Inc.	19,857	527
	Ennis Inc.	22,238	517
	ICF International Inc.	4,762	516
	Dorian LPG Ltd.	26,355	513
	HB Fuller Co.	6,245	502
	Heidrick & Struggles International Inc.	16,728	497
	Kelly Services Inc. Class A	28,998	493
	Kaman Corp.	24,162	492
*	Ducommun Inc.	9,530	479
*	JELD-WEN Holding Inc.	45,202	467
	Genco Shipping & Trading Ltd.	31,359	465
	Chase Corp.	4,887	464
*,1	Desktop Metal Inc. Class A	226,444	464
*	Ardmore Shipping Corp.	30,030	453
	VSE Corp.	9,097	446
	Costamare Inc.	46,213	445
	Gorman-Rupp Co.	15,960	442
	Argan Inc.	11,561	439
*	FARO Technologies Inc.	14,566	436
*	Vishay Precision Group Inc.	10,698	434
	Pactiv Evergreen Inc.	37,172	433
	Cass Information Systems Inc.	9,818	427
	Brady Corp. Class A	8,823	423
*	V2X Inc.	10,336	418
*	O-I Glass Inc.	25,272	415
*	Paysafe Ltd.	289,118	411
	REV Group Inc.	29,050	403
*	Hyliion Holdings Corp.	119,424	361
*	Fluor Corp.	10,637	357
*	DXP Enterprises Inc.	13,100	338
	Covenant Logistics Group Inc. Class A	8,724	335
*	Great Lakes Dredge & Dock Corp.	42,229	309
*	Archer Aviation Inc. Class A	122,545	308
*	CIRCOR International Inc.	11,152	307
	National Presto Industries Inc.	4,428	306
*	Manitowoc Co. Inc.	29,899	294
	Greif Inc. Class B	3,905	293
	Marten Transport Ltd.	12,690	270
*	TuSimple Holdings Inc. Class A	120,226	270
	Hyster-Yale Materials Handling Inc.	9,169	268
*	Teekay Corp.	59,958	267
*	BrightView Holdings Inc.	38,213	263
*	Tutor Perini Corp.	36,424	260

		Shares	Market Value ($000)
	Miller Industries Inc.	8,989	248
*	Evolv Technologies Holdings Inc.	71,132	248
*	Custom Truck One Source Inc.	35,811	245
*	Blade Air Mobility Inc.	47,498	234
	Park Aerospace Corp.	16,524	219
*	Aersale Corp.	13,772	218
*,1	Danimer Scientific Inc.	78,516	209
	Powell Industries Inc.	7,856	207
	Maximus Inc.	2,937	206
	Luxfer Holdings plc	14,069	206
	Preformed Line Products Co.	2,176	205
*	Ranpak Holdings Corp. Class A	36,767	199
	Alamo Group Inc.	1,284	193
	Eneti Inc.	20,712	190
	Safe Bulkers Inc.	63,358	181
*	Astronics Corp.	21,329	179
*	Advantage Solutions Inc.	69,819	173
*	PFSweb Inc.	14,591	163
*	Concrete Pumping Holdings Inc.	22,749	161
*	Velodyne Lidar Inc.	163,252	161
*	Willdan Group Inc.	8,891	156
*	CryoPort Inc.	7,366	145
	Wabash National Corp.	5,374	135
*	Spire Global Inc.	105,864	133
*	Skillsoft Corp.	68,675	132
*	View Inc.	93,486	131
*	Sterling Infrastructure Inc.	3,960	130
*	PureCycle Technologies Inc.	18,695	130
*	Radiant Logistics Inc.	24,129	129
*	Microvast Holdings Inc.	58,454	128
	Caesarstone Ltd.	19,521	122
*	AvidXchange Holdings Inc.	13,418	116
*	Quad/Graphics Inc.	29,436	109
*	Hydrofarm Holdings Group Inc.	36,909	93
*	Markforged Holding Corp.	80,814	92
	Information Services Group Inc.	16,431	88
*	Latch Inc.	92,216	83
*	IES Holdings Inc.	2,409	81
*	Joby Aviation Inc.	19,308	80
*	Moneylion Inc.	98,643	74
*	Cantaloupe Inc.	19,890	72
*	Astra Space Inc.	134,890	67
	Universal Logistics Holdings Inc.	1,651	63
*,1	Nikola Corp.	22,957	60
	Barrett Business Services Inc.	585	57
	United States Lime & Minerals Inc.	394	55
*	Terran Orbital Corp.	20,268	48
	Allied Motion Technologies Inc.	1,165	41
*	Atlanticus Holdings Corp.	1,304	38
*	DHI Group Inc.	5,667	32
*	Momentus Inc.	29,666	32
*	Redwire Corp.	13,789	29
*	Atlas Technical Consultants Inc.	4,581	25
*	Fathom Digital Manufacturing Corp.	8,586	21
*	Sterling Check Corp.	1,376	20
*	Workhorse Group Inc.	8,341	19
*	Distribution Solutions Group Inc.	517	18
*	Cepton Inc.	7,581	10

		Shares	Market Value ($000)
*	CompoSecure Inc.	1,627	8
			143,082
Other (0.0%)[3]
*,1,2	Contra Zogenix Inc. CVR	43,508	87
*,2	Aduro Biotech Inc. CVR	724	—
			87
Real Estate (11.0%)
	STAG Industrial Inc.	155,900	5,131
	Agree Realty Corp.	67,958	4,754
	Kite Realty Group Trust	188,794	4,305
	Ryman Hospitality Properties Inc.	46,590	4,264
	Terreno Realty Corp.	64,241	3,767
	Independence Realty Trust Inc.	194,496	3,524
	Apple Hospitality REIT Inc.	186,023	3,174
	PotlatchDeltic Corp.	62,382	2,981
	Physicians Realty Trust	194,426	2,903
	Sabra Health Care REIT Inc.	199,788	2,579
	LXP Industrial Trust	239,059	2,572
	Essential Properties Realty Trust Inc.	109,895	2,551
	Equity Commonwealth	92,210	2,498
	Broadstone Net Lease Inc.	144,397	2,450
	Corporate Office Properties Trust	86,033	2,389
	Macerich Co.	186,137	2,364
	SITE Centers Corp.	168,608	2,291
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	68,944	2,237
	National Health Investors Inc.	37,243	2,095
	Sunstone Hotel Investors Inc.	183,383	2,015
	Pebblebrook Hotel Trust	113,780	1,894
	Four Corners Property Trust Inc.	64,054	1,738
	Kennedy-Wilson Holdings Inc.	101,318	1,724
	DiamondRock Hospitality Co.	181,497	1,708
	RLJ Lodging Trust	138,683	1,681
	Retail Opportunity Investments Corp.	104,267	1,590
	Uniti Group Inc.	206,888	1,577
	Urban Edge Properties	99,280	1,562
	Xenia Hotels & Resorts Inc.	99,596	1,536
	CareTrust REIT Inc.	76,956	1,524
	InvenTrust Properties Corp.	58,593	1,506
	Elme Communities	75,394	1,490
	LTC Properties Inc.	34,516	1,356
	American Assets Trust Inc.	42,759	1,252
	Easterly Government Properties Inc. Class A	78,870	1,249
	Alexander & Baldwin Inc.	62,746	1,239
	Acadia Realty Trust	80,115	1,232
	Global Net Lease Inc.	90,191	1,220
*	GEO Group Inc.	102,542	1,212
	Getty Realty Corp.	36,567	1,207
*	Veris Residential Inc.	74,899	1,203
	Service Properties Trust	141,651	1,112
	Piedmont Office Realty Trust Inc. Class A	106,156	1,105
	Paramount Group Inc.	167,037	1,089
	Apartment Investment and Management Co. Class A	129,803	1,088
	NETSTREIT Corp.	52,902	1,033
	Brandywine Realty Trust	148,471	1,026
	Newmark Group Inc. Class A	113,694	964
	Empire State Realty Trust Inc. Class A	116,182	896
	Centerspace	13,217	853

		Shares	Market Value ($000)
*	Radius Global Infrastructure Inc. Class A (XNMS)	65,663	831
	RPT Realty	72,344	810
	Summit Hotel Properties Inc.	90,103	770
	Necessity Retail REIT Inc.	114,841	767
*	Anywhere Real Estate Inc.	97,967	740
	Armada Hoffler Properties Inc.	58,531	711
	Plymouth Industrial REIT Inc.	32,249	668
	Office Properties Income Trust	41,351	632
	Farmland Partners Inc.	42,304	562
	Ares Commercial Real Estate Corp.	44,055	549
*	Chatham Lodging Trust	41,085	549
	Global Medical REIT Inc.	52,450	530
	Urstadt Biddle Properties Inc. Class A	25,544	489
	Orion Office REIT Inc.	48,923	455
	Whitestone REIT	40,069	390
*	FRP Holdings Inc.	5,783	352
	City Office REIT Inc.	35,366	350
*	Tejon Ranch Co.	17,592	345
	Safehold Inc.	11,477	339
	One Liberty Properties Inc.	13,956	333
	RE/MAX Holdings Inc. Class A	15,932	331
	CTO Realty Growth Inc.	15,222	319
	Community Healthcare Trust Inc.	8,334	294
	Indus Realty Trust Inc.	4,539	291
	Gladstone Land Corp.	12,700	261
	Franklin Street Properties Corp.	85,460	250
	Douglas Elliman Inc.	60,395	249
	Hersha Hospitality Trust Class A	25,731	248
	DigitalBridge Group Inc.	15,877	229
	Braemar Hotels & Resorts Inc.	59,028	218
	Industrial Logistics Properties Trust	52,594	214
	BRT Apartments Corp.	10,284	212
	Diversified Healthcare Trust	206,447	204
*	Ashford Hospitality Trust Inc.	29,121	190
*	Forestar Group Inc.	12,067	179
	RMR Group Inc. Class A	4,928	142
	UMH Properties Inc.	7,539	133
	Stratus Properties Inc.	5,013	122
	Postal Realty Trust Inc. Class A	6,539	101
	NexPoint Residential Trust Inc.	1,149	55
	Gladstone Commercial Corp.	2,662	51
	Bluerock Homes Trust Inc.	1,992	49
*	Transcontinental Realty Investors Inc.	1,084	46
	Saul Centers Inc.	1,041	45
*	American Realty Investors Inc.	1,428	30
	Clipper Realty Inc.	1,245	9
			116,354
Technology (4.8%)
*	Sanmina Corp.	49,365	3,263
*	Ziff Davis Inc.	32,093	2,961
	Vishay Intertechnology Inc.	114,182	2,631
*	NetScout Systems Inc.	59,161	2,206
	Amkor Technology Inc.	70,290	1,970
*	Bumble Inc. Class A	75,001	1,827
*	Allscripts Healthcare Solutions Inc.	94,832	1,796
	Xerox Holdings Corp.	100,399	1,638
*	Cohu Inc.	41,440	1,484
*	Parsons Corp.	29,051	1,438

		Shares	Market Value ($000)
	Methode Electronics Inc.	31,456	1,437
*	TTM Technologies Inc.	87,756	1,410
*	Magnite Inc.	113,171	1,257
*	LiveRamp Holdings Inc.	56,951	1,251
*	3D Systems Corp.	110,954	1,125
*	E2open Parent Holdings Inc.	171,235	1,009
	Adeia Inc.	90,040	995
*	Diodes Inc.	10,363	956
*	Fastly Inc. Class A	98,340	950
*	Ultra Clean Holdings Inc.	25,604	912
	Benchmark Electronics Inc.	29,950	865
*	Ichor Holdings Ltd.	23,984	714
*	Cerence Inc.	34,397	705
*,1	MicroStrategy Inc. Class A	3,315	657
*	ScanSource Inc.	21,676	647
*	C3.ai Inc. Class A	47,769	621
*	Rambus Inc.	15,031	577
*	Olo Inc. Class A	77,530	551
*	PC Connection Inc.	9,643	536
*	Kimball Electronics Inc.	20,762	479
*,1	IonQ Inc.	88,365	456
*	Insight Enterprises Inc.	4,238	440
*	nLight Inc.	37,971	412
*	Squarespace Inc. Class A	20,127	412
*	Consensus Cloud Solutions Inc.	7,168	407
	Xperi Inc.	36,154	387
*	Bandwidth Inc. Class A	16,642	380
*	Plexus Corp.	3,398	375
*	SolarWinds Corp.	41,306	361
*	PAR Technology Corp.	14,259	347
	Ebix Inc.	17,841	339
*	ACM Research Inc. Class A	35,663	323
*	Avid Technology Inc.	11,485	322
*	PROS Holdings Inc.	12,471	297
*	OneSpan Inc.	23,280	293
*	ON24 Inc.	35,798	274
*	Skillz Inc. Class A	266,526	261
*	Photronics Inc.	13,797	259
*	ePlus Inc.	5,161	256
*	Sumo Logic Inc.	33,674	256
*	Rackspace Technology Inc.	48,788	238
	A10 Networks Inc.	11,484	215
*	Cvent Holding Corp.	38,374	215
*	Blend Labs Inc. Class A	159,118	210
*	Impinj Inc.	1,624	207
*	Veeco Instruments Inc.	9,869	196
*	TrueCar Inc.	77,143	192
*	Verint Systems Inc.	4,851	191
*	AXT Inc.	35,381	188
*	Upland Software Inc.	24,671	186
*	Matterport Inc.	52,629	166
*	ForgeRock Inc. Class A	7,166	156
*	Alpha & Omega Semiconductor Ltd.	4,265	150
*	Ouster Inc.	122,851	145
*	Groupon Inc. Class A	17,181	143
	Sapiens International Corp. NV	7,230	141
*	Porch Group Inc.	68,196	139
*	Vivid Seats Inc. Class A	16,791	131

		Shares	Market Value ($000)
*	Aeva Technologies Inc.	76,449	128
*	1stdibs.com Inc.	20,571	124
*	Blackbaud Inc.	2,078	123
*	EverCommerce Inc.	17,809	119
	American Software Inc. Class A	7,976	118
*	eGain Corp.	12,038	106
*	Planet Labs PBC	16,692	90
*	Benefitfocus Inc.	8,540	89
*,1	Cleanspark Inc.	38,667	87
*	N-Able Inc.	7,355	83
*	Avaya Holdings Corp.	74,623	72
*	KORE Group Holdings Inc.	29,744	71
*	Eventbrite Inc. Class A	9,567	70
*	SecureWorks Corp. Class A	8,951	64
*	Brightcove Inc.	11,205	62
*	Unisys Corp.	14,504	62
*,1	Vinco Ventures Inc.	81,463	55
	Hackett Group Inc.	2,304	53
*	PubMatic Inc. Class A	3,349	52
*	Beachbody Co. Inc.	73,678	52
*	LiveVox Holdings Inc.	18,907	43
*	Diebold Nixdorf Inc.	15,233	33
*	Arena Group Holdings Inc.	2,397	33
*	Digimarc Corp.	1,363	30
*	Loyalty Ventures Inc.	11,543	28
*	Mitek Systems Inc.	2,437	25
*	Cipher Mining Inc.	31,031	24
*	Innovid Corp.	7,666	23
*	Core Scientific Inc.	159,584	21
*	Edgio Inc.	9,285	13
*	Terawulf Inc.	14,159	12
*	Applied Digital Corp.	5,570	11
*	Greenidge Generation Holdings Inc.	10,818	7
*	WM Technology Inc.	4,312	5
*	Leafly Holdings Inc.	7,020	5
*	Cryptyde Inc.	6,545	2
			50,929
Telecommunications (1.1%)
*	Liberty Latin America Ltd. Class C	128,929	1,004
	Cogent Communications Holdings Inc.	16,848	978
	Telephone and Data Systems Inc.	87,126	918
*	Digi International Inc.	19,394	824
	Shenandoah Telecommunications Co.	41,788	814
	InterDigital Inc.	16,021	804
*	Calix Inc.	10,399	741
*	Gogo Inc.	39,462	619
*	EchoStar Corp. Class A	29,011	505
*	NETGEAR Inc.	24,169	477
	ATN International Inc.	9,420	456
*,1	fuboTV Inc.	152,431	425
*	Anterix Inc.	11,767	400
*	Aviat Networks Inc.	9,540	300
*	United States Cellular Corp.	12,840	273
*	Liberty Latin America Ltd. Class A	34,322	266
*	Consolidated Communications Holdings Inc.	56,899	263
	Comtech Telecommunications Corp.	22,388	261
*	WideOpenWest Inc.	19,552	203
*	Globalstar Inc.	92,659	176

		Shares	Market Value ($000)
*	Ribbon Communications Inc.	62,526	158
	Adtran Holdings Inc.	5,553	113
*	IDT Corp. Class B	3,868	108
*	Inseego Corp.	59,519	76
*	Kaleyra Inc.	24,980	29
*	Akoustis Technologies Inc.	6,438	24
			11,215
Utilities (5.3%)
	ONE Gas Inc.	46,504	4,043
	Black Hills Corp.	56,238	4,028
	New Jersey Resources Corp.	76,681	3,815
	Portland General Electric Co.	77,234	3,802
	South Jersey Industries Inc.	106,266	3,687
	PNM Resources Inc.	73,856	3,619
	Southwest Gas Holdings Inc.	52,690	3,607
	ALLETE Inc.	49,559	3,281
	Spire Inc.	44,196	3,275
	NorthWestern Corp.	48,760	2,848
	Avista Corp.	62,708	2,589
	California Water Service Group	34,602	2,247
*	Sunnova Energy International Inc.	85,994	1,963
	SJW Group	23,286	1,739
	Ormat Technologies Inc. (XNYS)	18,701	1,691
	American States Water Co.	16,777	1,644
	Northwest Natural Holding Co.	29,988	1,503
	MGE Energy Inc.	18,066	1,301
*	Archaea Energy Inc. Class A	34,683	900
	Chesapeake Utilities Corp.	6,578	788
	Unitil Corp.	13,687	750
*	Harsco Corp.	67,660	506
*,1	Li-Cycle Holdings Corp.	72,520	462
	Excelerate Energy Inc. Class A	15,925	452
*	Heritage-Crystal Clean Inc.	13,450	425
*,1	NuScale Power Corp.	26,675	291
*	Altus Power Inc.	24,277	173
	Artesian Resources Corp. Class A	2,370	129
*	Vertex Energy Inc.	5,266	44
	Via Renewables Inc. Class A	1,072	7
			55,609
Total Common Stocks (Cost $1,137,751)			1,053,157

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 3.877% (Cost $8,404)	84,079	8,407
Total Investments (100.7%) (Cost $1,146,155)			1,061,564
Other Assets and Liabilities—Net (-0.7%)			(7,027)
Net Assets (100%)			1,054,537
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,690,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,198,000 was received for securities on loan, of which $8,197,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	16	1,510	84
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,053,070	—	87	1,053,157
Temporary Cash Investments	8,407	—	—	8,407
Total	1,061,477	—	87	1,061,564
Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.